PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Q S I Operations Inc
Schedule of property and equipment, net

	March 31,	December 31,
	2021	2020
Laboratory equipment	$4,440	$4,245
Computer equipment	772	765
Software	144	136
Furniture and fixtures	46	47
Construction in process	382	35
	5,784	5,228
Less: Accumulated Depreciation	(3,445)	(3,232)
Property and equipment, net	$2,339	$1,996

Property and equipment, net, are recorded at historical cost and consist of the following at December 31:

	2020	2019
Laboratory equipment	$4,245	$3,983
Computer equipment	765	737
Software	136	116
Furniture and fixtures	47	47
Construction in process	35	9
	5,228	4,892
Less: Accumulated depreciation and amortization	(3,232)	(2,341)
Property and equipment, net	$1,996	$2,551